CRYPTOCURRENCIES	12 Months Ended
Dec. 31, 2022
CRYPTOCURRENCIES
CRYPTOCURRENCIES

9. CRYPTOCURRENCIES

The Group’s cryptocurrencies comprise the following:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Bitcoins (BTC) <1>	77,693,877	60,576,929	8,782,829
Tether (USDT) <2>	8,424,472	29,318	4,251
Ethereum(ETH) <4>	—	4,924,572	713,996
Filecoin (Fil) <3>	—	808,711	117,252
Binance Coin(BNB)	—	2,123	308

Total	86,118,349	66,341,653	9,618,636

Addtioanl information about Bitcoins and ETH

The following table presents additional information about BTC as of and for the years end December 31,2022 and 2021,respectively:

	December31,2021	December31,2022
	RMB	RMB
Opening balance		77,693,877
Receipt of BTC from Cryptocurrency mining	128,598,905	101,782,024
Interest income	—	937
Sales of BTC in exchange of cash	—	(5,637,172)
Exchange of BTC into other cryptocurrency	—	(67,987,322)
Used in operating activities	(17,556)	(1,121,887)
Realized gain or loss	—	11,078,688
Less: Impairment of cryptocurrencies	(50,887,472)	(55,232,216)

Ending balance	77,693,877	60,576,929

The following table presents additional information about ETH as of and for the years end December 31,2022 and 2021,respectively:

	December31,2021	December31,2022
	RMB	RMB

Opening balance	—	—
Receipt of ETH from NFT business	—	9,573,703
Receipt of ETH from Games	—	154,359
Additions from exchange of BTC&USDT	—	4,087,824
Interest income	—	1,019
Used in operating activities	—	(6,152,339)
Realized gain or loss	—	(213,941)
Less: Impairment of cryptocurrencies	—	(2,526,053)

Ending balance	—	4,924,572

<1> Bitcoins (BTC)

Since February 2021, the Group has generated Bitcoin mining revenues through provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pools. In exchange for that, the Group is entitled to receive a fractional share of the Bitcoin award from the Bitcoin mining pools. The transaction consideration received is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pools successfully place a block and the Group received the consideration, at which time revenue and intangible assets are recognized. As of December 31, 2022, the Group owned 542 Bitcoins, including 70 Bitcoins pledged as of December 31, 2022, the value of pledged Bitcoins is approximately RMB 7.8 million (US$ 1.1 million), no pledged Bitcoins released in 2022 and subsequent to 2022

<2> Tether (USDT)

Tether is a stablecoin because it was originally designed to always be worth US$1. Since the Group turned the business focus to blockchain industry, from time to time the Group needs to make certain payments in USDT. Therefore the Group uses US$ to purchase USDT from time to time. As of December 31, 2022, the Group owned 4,210 USDT.

<3>Filecoin (Fil)

Among these intangible assets, the Group had pledged 110 Bitcoins and 1,500,000 USDT to a third party company for the cooperation on Filecoin mining. Since March 2021, the Group started the mining of Filecoin. Unlike other cryptocurrency mining, Filecoin mining main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge certain amount of Filecoins to the main network to start the Filecoin mining. Then Filecoin main network will reward the miners by Filecoin awards. As such, the Group cooperated with a third-party company where the Group contributes mining machines and the third party contributes Filecoins for pledging to the Filcoin main network. Under this mining cooperation, the Group pledged 110 Bitcoins and 1,500,000 USDT to the third party as security to ensure the third party can receive Filecoins being mined according to the agreed distribution schedule. As of December 31, 2021, all the Filecoins being mined were distributed to the third party according to the agreed distribution schedule and the Group did not own Filecoin as of December 31, 2021. Since it is not probable that a significant reversal of cumulative revenue will not occur, the Group had not recognized any Filecoin mining revenue as of December 31, 2021. The Group started to own the Filecoins being mined from January 1, 2022, the Group start to recognize Filecoin mining revenue and the intangible assets at fair value on the date the Group receives and owns the Filecoin awards. Based on the agreed mining distribution schedule with the third party company, 40 Bitcoins and 1,500,000 USDT were released from the pledge in September 2021 and only 70 Bitcoins were still under pledge. As of December 31, 2022, the Group owned 48,800 Filecoin, including 39,152 Filecoin pledged as of December 31, 2022, the value of pledged Filecoin is approximately RMB 0.6 million (US$ 0.1 million), no pledged Filecoin released in 2022 and subsequent to 2022

<4> Ethereum(ETH)

Since the Group began the business in NFT and Web3 Games, from time to time the Group needs to make certain payments in ETH and collect the major revenue income with ETH. As of December 31, 2022, the Group owned 706 ETH.

Cryptocurrencies, (including Bitcoin, Tether, Filecoin, Ethereum and Binance Coin) are included in current assets in the accompanying balance sheets. Cryptocurrencies purchased are recorded at cost and Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy as disclosed in Note 2 above. Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives, thus they should not be amortized but should be tested for impairment on annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the indefinite-lived asset is impaired. Impairment of cryptocurrency exists when the carrying amount exceeds its fair value, which is measured using the intraday low quoted price of the Cryptocurrencies at the time its fair value is being measured on any day subsequent to its acquisition and an impairment charge will be recognized. The Group monitors and tracks the Cryptocurrencies price on a daily basis and recognizes the impairment charge whenever there are observable transactions in which the carrying amount of the Cryptocurrencies exceed their fair value at any time. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the Cryptocurrencies. Subsequent reversal of impairment losses is not permitted.